GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Intangible assets, net [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 8:	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the net carrying amount of goodwill in 2024 and 2023 were as follows:

Balance as of January 1, 2023	$195,527

Acquisition of Hivestack	$52,448

Balance as of December 31, 2023	$247,975

Measurement period adjustment	$(889)

Balance as of December 31, 2024	$247,086

Goodwill has been recorded as a result of prior acquisitions and represents excess of consideration over the net fair value of the assets of the businesses acquired. As of December 31, 2024, the Company has two reporting units - Advertising Solutions and Search advertising. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value.

During 2024, the Company experienced a significant decline in its stock price. In response, and as part of the Company’s annual impairment test, the Company performed a quantitative goodwill impairment test as of December 31, 2024, which indicated that the fair value of each reporting unit exceeded its carrying amount, and therefore, no impairment loss was recorded. The company used the income approach to measure the fair value of the reporting units. The significant assumptions used in the model mainly relate to the projected revenues and operating income in the forecasted years.

No goodwill impairment was incurred for the years ended December 31, 2024, 2023 and 2022.

b.	Intangible assets, net

The following is a summary of intangible assets as of December 31, 2024:

	December 31, 2023	Write-off	Amortization	December 31, 2024

Acquired technology	$124,847	$-	$-	$124,847
Accumulated amortization	(51,106)	-	(11,657)	(62,763)
Impairment	(8,749)	-	-	(8,749)
Write-off due to restructuring	-	(3,384)	-	(3,384)
Acquired technology, net	64,992	(3,384)	(11,657)	49,951

Customer relationships	57,750	-	-	57,750
Accumulated amortization	(27,056)	-	(2,143)	(29,199)
Impairment	(10,426)	-	-	(10,426)
Write-off due to restructuring	-	(1,984)	-	(1,984)
Customer relationships, net	20,268	(1,984)	(2,143)	16,141

Tradename and other	21,661	-	-	21,661
Accumulated amortization	(13,159)	-	(567)	(13,726)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	3,392	-	(567)	2,825

Intangible assets, net	$88,652	$(5,368)	$(14,367)	$68,917

The following is a summary of intangible assets as of December 31, 2023:

	December 31, 2022	Additions	Amortization	December 31, 2023

Acquired technology	$89,775	$35,072	$-	$124,847
Accumulated amortization	(41,023)	-	(10,083)	(51,106)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	40,003	35,072	(10,083)	64,992

Customer relationships	46,544	11,206	-	57,750
Accumulated amortization	(24,976)	-	(2,080)	(27,056)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	11,142	11,206	(2,080)	20,268

Tradename and other	18,503	3,158	-	21,661
Accumulated amortization	(12,874)	-	(285)	(13,159)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	519	3,158	(285)	3,392

Intangible assets, net	$51,664	$49,436	$(12,448)	$88,652

The estimated useful life of the intangible assets are as follows:

Estimated useful life
Acquired technology	7-8 years
Customer relationship	8-15 years
Tradename	10 years

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2025	$11,792
2026	11,742
2027	11,707
2028	10,423
2029	6,392
Thereafter	16,861

$68,917